Share-Based Compensation - Summary of Stock Options (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Beginning	36,901,955
Number of shares, Granted	3,746,500
Number of shares, Exercised	(8,713,492)
Number of shares, Forfeited	(93,125)
Number of shares, Ending	31,841,838	36,901,955
Number of shares, Vested and expect to vest	31,841,838
Number of shares, Exercisable	15,565,204
Weighted average exercise price per share, Beginning	$ 0.27
Weighted average exercise price per share, Granted	0.41
Weighted average exercise price per share, Exercised	0.24
Weighted average exercise price per share, Forfeited	0.40
Weighted average exercise price per share, Ending	0.29	$ 0.27
Weighted average exercise price, Vested and expect to vest	0.29
Weighted average exercise price per share, Exercisable	$ 0.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	7 years 3 months 10 days	7 years 10 months 24 days
Weighted remaining contractual years, Vested and expect to vest	7 years 3 months 10 days
Weighted remaining contractual years, Exercisable	6 years 8 months 19 days
Aggregate intrinsic value	$ 102,113,143	$ 237,704,168
Aggregate intrinsic value, Vested and expect to vest	102,113,143
Aggregate intrinsic value, Exercisable	$ 50,610,197